EQUITY - Dividends and interest on capital (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended											12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends and interest on capital
Minimum annual mandatory dividend (as a percent)												30.00%
Related tax benefit arising from the recording of interest on shareholders' capital as financial expense for tax purposes												R$ 0	R$ 127,311
Appropriation of retained earnings
Net income (loss) available to owners of parent												1,203,736	2,303,868	R$ (359,360)
Dividends and interest on capital												R$ (370,167)	(770,363)
Dividends and interest on capital
Interest on capital paid (in R$/share)		R$ 0.04
Dividends paid (in R$/share)	R$ 0.03		R$ 0.07	R$ 0.07								R$ 0.03
Outstanding shares	1,698,941	1,698,774	1,697,390	1,697,180								1,698,941
Retained earnings
Appropriation of retained earnings
Net income (loss) available to owners of parent												R$ 1,203,736	2,303,868	(359,360)
Constitution of legal reserve												(55,876)	(115,193)
Constitution of the tax incentives reserve												(86,216)	(17,051)
Net income (loss) before dividends and interest on capital												1,061,644	2,171,624	(359,360)
Dividends and interest on capital												(356,539)	(765,339)
Net income (loss) before constitution of investments and working capital reserve												705,105	1,406,285	(359,360)
Constitution of investments and working capital reserve												(705,105)	(1,406,285)
Absorption of net loss by investments and working capital reserve														359,360
Total Parent company's interest
Appropriation of retained earnings
Dividends and interest on capital												(356,539)	(765,339)
Dividends and interest on capital
Interest		R$ 67,951				R$ 221,278	R$ 238,293	R$ 136,152		R$ 51,278
Dividends	R$ 50,968		R$ 118,817	R$ 118,803	R$ 169,616				R$ 51,020		R$ 34,184
Interest and Dividends												R$ 356,539	R$ 765,339	R$ 136,482
Credit per share (R$)												R$ 0.21	R$ 0.45	R$ 0.08